Significant accounting judgements, estimates and assumptions (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Significant accounting judgements, estimates and assumptions
Unrecognized unused tax loss carryforwards	R$ 12,902	R$ 4,380